Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 7 — Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at December 31, 2013 and March 31, 2013 were comprised of:

	December 31, 2013 (thousands)	March 31, 2013 (thousands)
	(unaudited)
Drilling/permitting	$174	$382
Engineering	1,617	1,796
Private leaseholder obligations	—	1,500
Legal	678	720
Board of Directors’ fees	125	125
Off-take arrange fee	50	1,588
Compensation and other	2,049	1,245
Total accounts payable and accrued liabilities	$4,693	$7,356

Note 7— Accounts Payable and Accrued Liabilities

Accrued liabilities at March 31, 2013 and 2012 included:

	March 31, 2013	March 31, 2012
	(thousands)	(thousands)
Drilling/permitting	$140	$471
Mineral lease obligations	1,500	—
Legal	112	280
Vacation, bonuses and severance pay	982	27
Board of Directors’ fees	125	—
Off-take arrangement fee	1,588	—
Interest on promissory notes	7,229	—
Other	82	66
Total accrued liabilities	$11,758	$844

The $1.5 million mineral lease obligation relates to amounts due various owners of private sections in accordance with the Sharing Agreement.  The off-take arrangement fee is the remainder of a one-time fee due to a third-party consulting group.  The interest on promissory notes is comprised of the interest owing under the Karlsson and Apollo notes, all of which is payable within the next 12 months. Refer to Note 8—Debt and Note 18—Subsequent Events for additional information.